CONSOLIDATED CASH FLOW STATEMENT - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOW FROM OPERATING ACTIVITIES
Net profit/(loss) for the year	$ 2,407	$ (142,491)	$ 125,983
Adjustments:
Reversal of profit from sale of vessels (Note 23)	(2,762)
Reversal of depreciation (Note 7)	114,451	122,215	67,327
Reversal of impairment loss on tangible and intangible assets (Note 6, 7, 8)	3,572	185,000
Reversal of share of profit/(loss) from joint ventures	(3)	(176)	(202)
Reversal of financial income (Note 9)	(4,255)	(2,814)	(992)
Reversal of financial expenses (Note 9)	40,601	37,333	16,926
Reversal of tax expenses (Note 12)	777	760	1,041
Reversal of other non-cash movements (Note 24)	3,696	(7,114)	(874)
Dividends received from joint ventures		188	200
Interest received and realized exchange gains	1,641	2,735	624
Interest paid and realized exchange losses	(36,698)	(31,385)	(12,364)
Income taxes paid	(586)	(1,430)	(584)
Change in bunkers, receivables and payables, etc. (Note 24)	(12,996)	8,322	16,870
Net cash flow from operating activities	109,845	171,143	213,955
CASH FLOW FROM INVESTING ACTIVITIES
Investment in tangible fixed assets	(145,112)	(119,408)	(253,964)
Cash from business combination			77,544
Sale of tangible fixed assets (Note 23)	31,382		17,640
Net cash flow from investing activities	(113,730)	(119,408)	(158,780)
CASH FLOW FROM FINANCING ACTIVITIES
Borrowing, mortgage debt	175,377	49,256	93,100
Borrowing, sale and leaseback transactions	30,195
Repayment/redemption, mortgage debt	(125,487)	(142,740)	(29,214)
Repayment/redemption, finance lease liabilities	(16,724)	(3,410)
Dividend paid	(1,240)	(25,000)
Acquisition of outstanding shares in TORM A/S		(19,241)
Shareholders' contribution			14,040
Transaction costs share issue			(2,723)
Purchase/disposal of treasury shares		(2,887)	(176)
Net cash flow from financing activities	62,121	(144,022)	75,027
Net cash flow from operating, investing and financing activities	58,236	(92,287)	130,202
Cash and cash equivalents as of 1 January	75,971	168,258	38,056
Cash and cash equivalents as of 31 December	$ 134,207	$ 75,971	$ 168,258